Acquisitions (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Objet Ltd [Member]	Aug. 15, 2013 MakerBot [Member]	Dec. 31, 2013 MakerBot [Member]	Dec. 31, 2013 MakerBot [Member] Second Earn-out Payment [Member]	Dec. 31, 2013 MakerBot [Member] Second Earn-out Payment [Member] Minimum [Member]	Dec. 31, 2013 MakerBot [Member] Second Earn-out Payment [Member] Maximum [Member]	Oct. 31, 2013 Stratasys Japan Co. Ltd. [Member]	Dec. 31, 2011 Solidscape, Inc [Member]
Cash paid	$ 12,163,000
Consideration issued for acquisition	493,650,000			1,340,897,000		493,650,000				2,000,000	39,099,000
Stratasys, Inc. closing price on December 1, 2012 merger date					$ 97.46
Ownership percentage					100.00%					51.00%
Stock Issued During Period, Shares, Acquisitions					3,920,000
Exchange for fully diluted shares		964,123	520,605		73,000
Amount of shares issued for which the company paid tax withholding payments					115,000
Amount of shares held to secure indemnification rights					655,000
Fair value of stock options	453,217,000	1,340,897,000
Shares issued in earn-out payments					900,000
Earn-out obligation					28,300,000	29,000,000	17,000,000
Earn-out obligation difference						754,000
Earn-out obligation undiscounted amount								0	108,200,000
Earn-out obligation amount					29,000,000	12,000,000
Compensation expense				4,500,000	8,900,000
Selling, general and administrative expenses	$ 7,600,000			$ 6,300,000		$ 6,100,000					$ 615,000
Reverse stock split	one-for-8.691